Prepaid Royalties, Net - Schedule of Movement in Prepaid Royalties (Details) - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Movement in Prepaid Royalties [Line Items]
Minimum guarantee carried over by licensor		$ 30,522
Royalty [Member]
Schedule of Movement in Prepaid Royalties [Line Items]
Beginning balance		3,499,962	3,660,198	2,976,290
Reclassification from prepaid expenses		449,448
Additions		1,380,447	2,024,883	2,105,413
Minimum guarantee carried over by licensor	[1]	30,522
Amortization		(1,092,366)	(1,698,654)	(1,260,248)
Impairment			(483,149)
Foreign currency translation		(204,709)	(3,316)	(161,257)
Ending balance		$ 4,063,304	$ 3,499,962	$ 3,660,198

[1]	In the year ended July 31, 2026, a licensor agreed to carry over to a new title a prepaid royalties that the Group had previously paid and expensed for an earlier title. The balance of the carry over is $30,522 (or JPY 4.75 million). The contractual carryover does not, by itself, provide a basis to reinstate the previously expensed amount as a prepaid royalty asset or to recognize a corresponding reduction of cost of revenue. Impairment losses are not reversed.